Taxation - Disclosure of Movements in Current Tax Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Assets	£ 200	£ 153
Liabilities	0	0
Beginning Balance	200	153
Income statement charge	(96)	(240)	£ (388)
Other comprehensive income (charge)/credit	1	(4)
Corporate income tax paid	159	292	391
Other movements	0	(1)
Ending Balance	264	200	153
Assets	264	200	153
Liabilities	£ 0	£ 0	£ 0